Basis of presentation and significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Long-term restricted cash	$ 789	$ 789	$ 439